                              GARTMORE MUTUAL FUNDS

                     Gartmore Global Financial Services Fund
                      Gartmore Global Health Sciences Fund
                     Gartmore Global Natural Resources Fund
               Gartmore Global Technology and Communications Fund
                         Gartmore Global Utilities Fund

                     Supplement dated August 9, 2006 to the
                       Prospectus dated February 28, 2006

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Prospectus.

1.   The Gartmore Global Technology and Communications  Fund's Fees and Expenses
     table on page 19 is restated in its entirety as follows.

     Fees and Expenses

     This table  describes  the fees and  expenses  you may pay when  buying and holding shares of the Fund depending on the share class you select.

                                                                                       Institutional
                                                                                         Service
Shareholder Fees (paid directly from your   Class A   Class B     Class C    Class R      Class        Institutional
investment)(1)                              Shares    Shares      Shares     Shares       Shares       Class Shares
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
offering price)                             5.75%(2)   None        None       None          None           None
-------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
imposed upon redemptions
(as a percentage of offering or sale
price, whichever is less)                   None(3)    5.00%(4)    1.00%(5)   None          None           None
-------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee (as a
percentage of amount redeemed
or exchanged)(6)                            2.00%      2.00%       2.00%      2.00%         2.00%          2.00%
-------------------------------------------------------------------------------------------------------------------

                                                                                       Institutional
                                                                                         Service
Annual Fund Operating Expenses (expenses    Class A   Class B     Class C    Class R      Class        Institutional
that are deducted from Fund assets)         Shares    Shares      Shares     Shares       Shares       Class Shares
-------------------------------------------------------------------------------------------------------------------
Management Fees (paid to have the Fund's
investments professionally managed)(7)      0.88%      0.88%       0.88%      0.88%         0.88%          0.88%
-------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees
(paid from Fund assets to cover the cost
of sales, promotions and other
distribution activities, as well as
certain shareholder servicing costs)        0.25%      1.00%       1.00%     0.40%(8)       None           None
-------------------------------------------------------------------------------------------------------------------
Other Expenses(9)                           1.08%      1.02%       1.02%      1.22%         1.23%          1.02%
-------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses        2.21%      2.90%       2.90%      2.50%         2.11%          1.90%
-------------------------------------------------------------------------------------------------------------------
Amount of Fee Waiver/Expense
Reimbursement(10)                           0.52%      0.52%       0.52%      0.52%         0.52%          0.52%
-------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(After Waivers/Reimbursements)              1.69%      2.38%       2.38%      1.98%         1.59%          1.38%
-------------------------------------------------------------------------------------------------------------------

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Gartmore:  Choosing a Share  Class--Reduction  and Waiver of
     Class A Sales Charges.

PS-SEC-2      8/06                                                        (over)

(3)  A  contingent  deferred  sales  charge  (CDSC)  of up to 1% will  apply  to redemptions  of Class A shares if purchased  without  sales charges and for which a finders  fee was paid.  See  Section 4,  Investing  with  Gartmore:
     Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Gartmore: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after  purchase.  See Section 4, Investing with Gartmore:  Choosing a Share
     Class--Class C Shares.

(6)  A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4, Investing with Gartmore: Selling Shares--Exchange and Redemption
     Fees.

(7)  The  management  fee may be adjusted  upward or downward  depending  on the
     Fund's performance  relative to its benchmark,  the GS Technology Composite
     Index.  As a result,  if the  management  fee were  calculated  taking into account all base fee  breakpoints  and  performance  fee  adjustments,  the management  fee  could  range  from  0.78%  at its  lowest  to 0.98% at its highest. For more information,  see Section 3, Fund Management:  Management
     Fees.

(8)  Pursuant  to the Fund's  Rule  12b-1  Plan Class R Shares are  subject to a maximum  12b-1 fee of 0.50% of the  average  daily net assets of the Fund's
     Class R shares,  but will limit such fees to no more than 0.40%  during the current  fiscal year. For more  information,  see Section 4, Investing with
     Gartmore Sales Charges and Fees.

(9)  "Other Expenses" include  administrative  services fees which are permitted to be up to  0.25%  with  respect  to Class  A,  Class R and  Institutional
     Service Class shares.  For the year ended October 31, 2005,  administrative services fees for Class A, Class R and  Institutional  Service Class shares were 0.06%, 0.20% and 0.21%, respectively. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the
     Fund does not currently sell its shares to  intermediaries  that charge the full amount permitted.

(10) Gartmore  Mutual Funds (the "Trust") and Gartmore Mutual Fund Capital Trust
     (the "Adviser") have entered into a written  agreement  limiting  operating expenses (excluding certain Fund expenses,  including,  but not limited to, any taxes, interest,  brokerage fees,  extraordinary  expenses,  Rule 12b-1 fees,  short-sale dividend expenses and administrative  services fees) from exceeding  1.38% for all share classes at least through  February 28, 2007.
     The Trust is  authorized  to  reimburse  the  Adviser for  management  fees previously  waived and/or the cost of "Other  Expenses" paid by the Adviser provided that any such  reimbursement will not cause the Fund to exceed the expense  limitations in the agreement.  The Adviser may request and receive reimbursement  of fees waived or limited and other  reimbursements  made by the Adviser.  Any  reimbursement  made to the Adviser must be made not more than five years after the Fund's commencement of operations. If the maximum amount  of the  Rule  12b-1  fees and  administrative  services  fees  were
     charged,    the   "Total   Annual   Fund    Operating    Expenses    (After
     Waivers/Reimbursements)"  could  increase  to 1.88% for Class A,  2.13% for
     Class R and 1.63% for Institutional Service Class shares before the Adviser would be required to further limit the Fund's expenses.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.